Long-Term Debt	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Long-Term Debt	Long-Term Debt

	December 31 2020	December 31 2019
	$	$
Senior unsecured notes	299.5	—
Revolving credit facility	—	448.0
Term loan	309.1	308.5
Notes payable	68.8	88.7
Software financing obligations	3.4	15.7
	680.8	860.9
Less current portion	46.6	46.9
Long-term portion	634.2	814.0

Senior unsecured notes
On October 8, 2020, the Company issued senior unsecured notes (the notes) for gross proceeds of $300.0 that mature on October 8, 2027. The notes bear interest at a fixed rate of 2.048% per annum, which is payable in Canadian funds semi-annually on April 8th and October 8th of each year. The notes rank pari passu with all other debt and future indebtedness of the Company. The Company used the net proceeds from the notes to repay existing indebtedness.

Revolving credit facilities and term loan
The Company has syndicated credit facilities consisting of a senior revolving credit facility in the maximum amount of $800.0 and senior term loans of $310.0 in two tranches. Additional funds of $600.0 can be accessed subject to approval and under the same terms and conditions. The average interest rate for the revolving credit facility and term loan at December 31, 2020, was 2.55% (2019 – 3.77%).

The revolving credit facility and the term loans may be repaid from time to time at the option of the Company. As such, net proceeds from the notes were used to repay the revolving credit facility. The revolving credit facility continues to be available to the Company until it matures on June 27, 2024. As at December 31, 2020 and 2019, both tranches of the term loan were payable in Canadian funds of $150.0 (due on June 27, 2022) and $160.0 (due on June 27, 2023).

The funds available under the revolving credit facility are reduced by outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2020, the Company had issued outstanding letters of credit that expire at various dates before December 2021, are payable in various currencies, and total $8.8 (2019 – $49.9). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2020, $786.5 (2019 – $282.6) was available under the revolving credit facility.
Effective January 1, 2020, the Company entered into an additional separate letter of credit facility outside of its revolving credit facility that provides letters of credit up to $100.0. At December 31, 2020, $66.2 (2019 – $33.3) in aggregate letters of credit outside of the Company’s revolving credit facility were issued and outstanding. These were issued in various currencies. Of these letters of credit, $53.8 (2019 – $18.7) expire at various dates before January 2022 and $12.4 (2019 – $14.6) have open-ended terms.

Notes payable
Notes payable consists primarily of notes payable for acquisitions (note 7). The weighted average interest rate on the notes payable at December 31, 2020, was 2.4% (2019 – 2.7%). Notes payable may be supported by promissory notes and are due at various times from 2021 to 2023. The aggregate maturity value of the notes at December 31, 2020, was $69.8 (2019 – $90.7). At December 31, 2020, $5.7 (US$4.5) (2019 – $4.2 (US$3.2)) of the notes was payable in US funds, $38.4 (AU$39.2) (2019 – $52.0 (AU$57.1)) was payable in Australian funds, and $17.2 (2019 – $23.2) was payable in other foreign currencies.

Surety facilities
The Company has surety facilities related to Construction Services (which was sold in 2018 - note 8), to accommodate the issuance of bonds for certain types of project work. At December 31, 2020, the Company had issued bonds of $155.1 (US$121.8) (2019 - $380.6 (US$293.0) in US funds under these surety facilities. These bonds expire at various dates before December 2021. Although the Company remains obligated for these instruments, the purchaser of the Construction Services business has indemnified the Company for any obligations that may arise from these bonds (note 8).

The Company also had $12.0 (2019 - $11.5) in bonds for Consulting Services. These bonds expire at various dates before September 2026.